Stock Option Plan - Summary of Information about Stock Options (Detail) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	183,847
Options Outstanding, Aggregate intrinsic value | $	$ 490
Options Exercisable, Number exercisable (in shares)	13,553
Options Exercisable, Aggregate intrinsic value | $	$ 155
26.63 to 35.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	33,451
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 29.33
Options Outstanding, Weighted average remaining contractual term	3 years 256 days
Options Exercisable, Number exercisable (in shares)	12,453
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 28.78
Options Exercisable, Weighted average remaining contractual term	3 years 3 months 12 days
37.75 to 48.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	150,396
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 40.03
Options Outstanding, Weighted average remaining contractual term	9 years 8 months 2 days
Options Exercisable, Number exercisable (in shares)	1,100
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 35.06
Options Exercisable, Weighted average remaining contractual term	7 years 6 months 27 days